Disposition (Details) (USD $)	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2010	Jul. 31, 2010 Allyes	Jan. 31, 2010 Allyes	Dec. 31, 2010 Allyes	Jan. 31, 2010 Allyes Acquisition Group One Allyes	Jul. 30, 2010 Silver Lake Allyes
Disposition disclosures
Discontinued operation, net revenue				$ 80,599,956
Percentage of ownership interest sold					38.00%	62.00%
Proceed from sale of ownership interest		124,000,000	13,300,000
Discontinued operation, pretax Profit (losses)				5,150,739
Discontinued operation, gain (loss) on disposal	(1,544,922)			78,999,821
Transaction cost related to disposal				$ 2,763,041